NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE

19. NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	Year ended December 31,
	2019	2020	2021
	RMB'	RMB	RMB
Numerator:
Net loss	(217,139)	(425,232)	(903,859)
Accretion and modifications of Redeemable Convertible Preferred Shares	(23,341)	(1,139,108)	(4,878,652)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders	-	(14,729)	-
Numerator for basic and diluted net loss per ordinary share calculation	(240,480)	(1,579,069)	(5,782,511)
Denominator:
Weighted average number of pre-offering Class A and pre-offering Class B ordinary shares	89,567,463	85,103,964	-
Weighted average number of Class A and Class B ordinary shares	-	-	294,793,258
Denominator for basic and diluted net loss per ordinary share calculation	89,567,463	85,103,964	294,793,258
Net loss per ordinary share attributable to pre-offering Class A and pre-offering Class B ordinary shareholders
—Basic and diluted	(2.68)	(18.55)	(19.62)

Securities that could potentially dilute basic net loss per ordinary share in the future that were not included in the computation of diluted net loss per ordinary share because to do so would have been antidilutive for the years ended December 31,2019, 2020 and 2021 are as follow:

	Year ended December 31,
	2019	2020	2021
Share options	21,251,155	25,198,592	22,069,770
Restricted ordinary shares	9,854,893	7,136,595	8,014,677
Redeemable Convertible Preferred Shares	108,421,528	147,100,329	-
Warrants	6,773,946	12,461,061	-